Leases - Schedule of Operating Lease Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Right-of-Use Assets, Net [Abstract]
Operating lease right-of-use assets	$ 10,393,154	$ 11,372,614
Operating lease right-of-use assets -accumulated amortization	(4,971,918)	(4,434,132)
Operating lease right-of-use assets, net	5,421,236	6,938,482
Operating lease liabilities, current	2,060,022	2,172,368
Operating lease liabilities, non-current	3,911,466	5,255,281
Total operating lease liabilities	5,971,488	7,427,649
Operating leases cost excluding short-term rental expense	2,437,633	2,529,180
Short-term lease cost	355,098	98,935
Total	$ 2,792,731	$ 2,628,115